July 31, 2024

PROSPECTUS

SEI Exchange Traded Funds

•  SEI Enhanced U.S. Large Cap Quality Factor ETF (SEIQ)

•  SEI Enhanced U.S. Large Cap Momentum Factor ETF (SEIM)

•  SEI Enhanced U.S. Large Cap Value Factor ETF (SEIV)

•  SEI Enhanced Low Volatility U.S. Large Cap ETF (SELV)

The Funds are listed on Cboe BZX Exchange, Inc. (Exchange). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

seic.com

SEI / PROSPECTUS

SEI EXCHANGE TRADED FUNDS

TABLE OF CONTENTS

Funds Overview
SEI Enhanced U.S. Large Cap Quality Factor ETF	1
SEI Enhanced U.S. Large Cap Momentum Factor ETF	6
SEI Enhanced U.S. Large Cap Value Factor ETF	11
SEI Enhanced Low Volatility U.S. Large Cap ETF	16
More Information About the Funds	22
More Information About Principal Risks	26
More Information About the Funds' Benchmark Indexes	31
Portfolio Holdings Information	31
Management	32
Dividends and Distributions	34
Taxes	34
Shareholder Information	37
Shareholder Communication	44
Financial Highlights	45

SEI / PROSPECTUS

SEI Enhanced U.S. Large Cap Quality Factor ETF

Ticker: SEIQ
Stock Exchange: Cboe BZX Exchange, Inc.

Investment Objective

Long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Management Fees[1]	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%[2]
Total Annual Fund Operating Expenses	0.15%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

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During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with superior quality, as determined by SIMC. Quality investing is a long-term buy and hold strategy that is based on acquiring stocks with superior and stable profitability, often exhibiting high barriers of entry. SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various quality, profitability and risk factors, which may include various sales-based profitability ratios such as profit margins, and investment-based metrics, such as return on assets. SIMC may also evaluate balance sheet quality (such as leverage) and accounting quality (such as accruals). The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior quality, while concurrently managing secondary exposures to other factors, including momentum, value and low volatility, in tandem with certain investment restrictions.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Quality Securities Risk. There is no guarantee that the past performance of stocks that SIMC determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Quantitative Investing Risk. Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

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Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and

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are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk. SIMC may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, SIMC, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past calendar year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.
Best Quarter: 10.61% (12/31/2023) Worst Quarter: -4.68% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2024 to June 30, 2024 was 8.98%.

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Average Annual Total Returns (for the periods ended December 31, 2023)

This table compares the Fund's average annual total returns for periods ended December 31, 2023 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SEI Enhanced U.S. Large Cap Quality Factor ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	22.62%	14.44%
Return After Taxes on Distributions	22.28%	14.10%
Return After Taxes on Distributions and Sale of Fund Shares	13.60%	11.07%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	14.70%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	26.53%	14.75%

Investment Adviser

SEI Investments Management Corporation is the investment adviser to the Fund.

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since May 2022	Portfolio Manager
Jianan Chen, CFA	Since May 2022	Portfolio Manager
Dante D'Orazio, CFA	Since May 2022	Portfolio Manager
Qi (Victor) Shang, PhD	Since May 2022	Portfolio Manager
George Tyrakis, FIA	Since May 2022	Portfolio Manager
Tianyu Xu, CFA	Since May 2022	Portfolio Manager

For more information about Purchase and Sale of Fund shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this Prospectus.

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SEI / PROSPECTUS

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Ticker: SEIM
Stock Exchange: Cboe BZX Exchange, Inc.

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Management Fees[1]	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%[2]
Total Annual Fund Operating Expenses	0.15%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

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SEI / PROSPECTUS

During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks exhibiting relatively strong recent performance (also known as momentum) as determined by SIMC. Momentum investing is a trend-following investment strategy that is based on acquiring assets with recent improvement in their price, earnings or other relevant fundamentals. SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include share price performance over various time periods, earnings and profitability trends, unanticipated financial results, and changes to analyst outlooks. The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior momentum, while concurrently managing secondary exposures to other factors, including value, quality and low volatility, in tandem with certain investment restrictions.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Momentum Securities Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quantitative Investing Risk. Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings,

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SEI / PROSPECTUS

particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

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SEI / PROSPECTUS

Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk. SIMC may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, SIMC, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past calendar year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.
Best Quarter: 11.18% (12/31/2023) Worst Quarter: -5.11% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2024 to June 30, 2024 was 19.21%.

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Average Annual Total Returns (for the periods ended December 31, 2023)

This table compares the Fund's average annual total returns for periods ended December 31, 2023 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SEI Enhanced U.S. Large Cap Momentum Factor ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	16.29%	8.11%
Return After Taxes on Distributions	16.03%	7.79%
Return After Taxes on Distributions and Sale of Fund Shares	9.81%	6.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	14.70%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	26.53%	14.75%

Investment Adviser

SEI Investments Management Corporation is the investment adviser to the Fund.

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since May 2022	Portfolio Manager
Jianan Chen, CFA	Since May 2022	Portfolio Manager
Dante D'Orazio, CFA	Since May 2022	Portfolio Manager
Qi (Victor) Shang, PhD	Since May 2022	Portfolio Manager
George Tyrakis, FIA	Since May 2022	Portfolio Manager
Tianyu Xu, CFA	Since May 2022	Portfolio Manager

For more information about Purchase and Sale of Fund shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this Prospectus.

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SEI / PROSPECTUS

SEI Enhanced U.S. Large Cap Value Factor ETF

Ticker: SEIV
Stock Exchange: Cboe BZX Exchange, Inc.

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Management Fees[1]	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%[2]
Total Annual Fund Operating Expenses	0.15%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

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SEI / PROSPECTUS

During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with lower prices relative to fundamental valuation characteristics, as determined by SIMC. Value investing is an investment strategy that seeks to acquire securities that are underpriced compared to market and sector averages, with the expectation that the price of such securities or the earnings from such securities will, over time, revert to such securities' average valuations. SIMC uses a quantitative-based, active stock selection investment strategy to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include earnings, cash flow, sales, and asset-based valuation characteristics, such as price-to-earnings ratio or price-to-cash flows. The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior value, while concurrently managing secondary exposures to other factors, including momentum, quality and low volatility, in tandem with certain investment restrictions.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Quantitative Investing Risk. Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

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Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and

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are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk. SIMC may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, SIMC, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past calendar year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.
Best Quarter: 12.27% (12/31/2023) Worst Quarter: -2.83% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2024 to June 30, 2024 was 11.01%.

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Average Annual Total Returns (for the periods ended December 31, 2023)

This table compares the Fund's average annual total returns for periods ended December 31, 2023 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SEI Enhanced U.S. Large Cap Value Factor ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	21.94%	10.40%
Return After Taxes on Distributions	21.29%	9.77%
Return After Taxes on Distributions and Sale of Fund Shares	13.38%	7.89%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	14.70%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	26.53%	14.75%

Investment Adviser

SEI Investments Management Corporation is the investment adviser to the Fund.

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since May 2022	Portfolio Manager
Jianan Chen, CFA	Since May 2022	Portfolio Manager
Dante D'Orazio, CFA	Since May 2022	Portfolio Manager
Qi (Victor) Shang, PhD	Since May 2022	Portfolio Manager
George Tyrakis, FIA	Since May 2022	Portfolio Manager
Tianyu Xu, CFA	Since May 2022	Portfolio Manager

For more information about Purchase and Sale of Fund shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this Prospectus.

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SEI Enhanced Low Volatility U.S. Large Cap ETF

Ticker: SELV
Stock Exchange: Cboe BZX Exchange, Inc.

Investment Objective

Long-term capital appreciation with lower volatility relative to the broad U.S. large cap equity market.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Management Fees[1]	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%[2]
Total Annual Fund Operating Expenses	0.15%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 The amount rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

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During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks, while aiming to experience lower volatility compared to the broad U.S. large cap equity market. SIMC uses a quantitative-based, active stock selection investment process to construct the Fund's portfolio, utilizing a combination of factor scoring model, risk model and optimization. The factor scoring model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on measures of Value, Momentum, Quality and Low Volatility factor families. Each of the factor families is described in further detail in the "More Information About the Funds — Factors" section. The risk model predicts common factor and stock specific risks. The optimization process constructs a portfolio based on the desired exposure to certain factor characteristics and certain other investment restrictions, as weighed against the objective to achieve lower volatility than the broad U.S. large cap equity market.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Volatility Risk. Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. large cap equity market, there is no guarantee that SIMC will be successful. As a result, the Fund may not be any less volatile than the market as a whole, and could be more volatile.

Quantitative Investing Risk. Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings,

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particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

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Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk. SIMC may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, SIMC, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past calendar year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.
Best Quarter: 6.58% (12/31/2023) Worst Quarter: -4.94% (09/30/2023) The Fund's total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.37%.

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Average Annual Total Returns (for the periods ended December 31, 2023)

This table compares the Fund's average annual total returns for periods ended December 31, 2023 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SEI Enhanced Low Volatility Factor U.S. Large Cap ETF	1 Year	Since Inception (5/18/2022)
Return Before Taxes	6.50%	4.84%
Return After Taxes on Distributions	5.94%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares	4.17%	3.66%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	14.70%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	26.53%	14.75%

Investment Adviser

SEI Investments Management Corporation is the investment adviser to the Fund.

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since May 2022	Portfolio Manager
Jianan Chen, CFA	Since May 2022	Portfolio Manager
Dante D'Orazio, CFA	Since May 2022	Portfolio Manager
Qi (Victor) Shang, PhD	Since May 2022	Portfolio Manager
George Tyrakis, FIA	Since May 2022	Portfolio Manager
Tianyu Xu, CFA	Since May 2022	Portfolio Manager

For more information about Purchase and Sale of Fund shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 21 of this Prospectus.

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Purchase and Sale of Fund Shares

The Funds are ETFs. Individual shares of the Funds may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Funds (ask) when buying or selling shares in the secondary market (the bid-ask spread). Recent information including the Funds' NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Funds' website at www.seic.com/enhancedfactorETFs.

Tax Information

The Funds intend to make distributions that may be taxable to you as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (IRA), in which case, your distributions generally will be taxed when withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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More Information About the Funds

This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions.

SEI Investments Management Corporation (SIMC) is the investment adviser to the Funds. Shares of the Funds are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of the Funds may be different from the Funds' most recent NAV.

ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by Authorized Participants and only in aggregations of a specified number of shares (Creation Units). Also, unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The performance of the Funds may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), and timing variances. The Funds' investment objectives are not fundamental and may be changed without shareholder approval.

SEI Enhanced U.S. Large Cap Quality Factor ETF

Under normal circumstances, the SEI Enhanced U.S. Large Cap Quality Factor ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies. For purposes of this Fund, SIMC considers a large company to be a company with a market capitalization in the range of companies in the Russell 1000 Index (between $361 million and $3.4 trillion as of June 30, 2024) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund's 80% policy is not fundamental and can be changed with the approval of the Board of Trustees upon 60 days' prior notice to shareholders.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with superior quality, as determined by SIMC. Quality investing is a long-term buy and hold strategy that is based on acquiring stocks with superior and stable profitability, often exhibiting high barriers of entry. The Quality factor family is described in further detail below.

SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various quality, profitability and risk factors, which may include various sales-based profitability ratios such as profit margins, and investment-based metrics, such as return on assets. SIMC may also evaluate balance sheet quality (such as leverage) and accounting quality (such as accruals). The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior quality, while concurrently managing secondary exposures to other factors, including momentum, value and low volatility, in tandem with certain investment restrictions. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

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SEI Enhanced U.S. Large Cap Momentum Factor ETF

Under normal circumstances, the SEI Enhanced U.S. Large Cap Momentum Factor ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies. For purposes of this Fund, SIMC considers a large company to be a company with a market capitalization in the range of companies in the Russell 1000 Index (between $361 million and $3.4 trillion as of June 30, 2024) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund's 80% policy is not fundamental and can be changed with the approval of the Board of Trustees upon 60 days' prior notice to shareholders.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks exhibiting relatively strong recent performance (also known as momentum) as determined by SIMC. Momentum investing is a trend-following investment strategy that is based on acquiring assets with recent improvement in their price, earnings or other relevant fundamentals. The Momentum factor family is described in further detail below.

SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include share price performance over various time periods, earnings and profitability trends, unanticipated financial results, and changes to analyst outlooks. The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior momentum, while concurrently managing secondary exposures to other factors, including value, quality and low volatility, in tandem with certain investment restrictions. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

SEI Enhanced U.S. Large Cap Value Factor ETF

Under normal circumstances, the SEI Enhanced U.S. Large Cap Value Factor ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies. For purposes of this Fund, SIMC considers a large company to be a company with a market capitalization in the range of companies in the Russell 1000 Index (between $361 million and $3.4 trillion as of June 30, 2024) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund's 80% policy is not fundamental and can be changed with the approval of the Board of Trustees upon 60 days' prior notice to shareholders.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with lower prices relative to fundamental valuation characteristics, as determined by SIMC. Value investing is an investment strategy that seeks to acquire securities that are underpriced compared to market and sector averages, with the expectation that the price of such securities or the earnings from such securities will, over time, revert to such securities' average valuations. The Value factor family is described in further detail below.

SIMC uses a quantitative-based, active stock selection investment strategy to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include earnings, cash flow, sales, and asset-based valuation characteristics, such as price-to-earnings ratio or price-to-cash flows. The

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optimization process seeks to build a portfolio with high primary exposure to equity securities of superior value, while concurrently managing secondary exposures to other factors, including momentum, quality and low volatility, in tandem with certain investment restrictions. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

SEI Enhanced Low Volatility U.S. Large Cap ETF

Under normal circumstances, the SEI Enhanced Low Volatility U.S. Large Cap ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies. For purposes of this Fund, SIMC considers a large company to be a company with a market capitalization in the range of companies in the Russell 1000 Index (between $361 million and $3.4 trillion as of June 30, 2024) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund's 80% policy is not fundamental and can be changed with the approval of the Board of Trustees upon 60 days' prior notice to shareholders.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks, while aiming to experience lower volatility compared to the broad U.S. large cap equity market.

SIMC uses a quantitative-based, active stock selection investment process to construct the Fund's portfolio utilizing a combination factor scoring model, risk model and optimization. The factor scoring model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on measures of Value, Momentum, Quality and Low Volatility factor families. Each of the factor families is described in further detail below. The risk model predicts common factor and stock specific risks. The optimization process constructs a portfolio based on the desired exposure to certain factor characteristics and certain other investment restrictions, as weighed against the objective to achieve lower volatility than the broad U.S. large cap equity market. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

Quantitative Model and Process

Each of the Funds use a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The model ranks securities based on certain criteria that measure exposure to desired factors for each strategy as determined by SIMC. "Factors" are attributes used to describe potential drivers of return or risk of securities. For example, the Price/Earnings ratio is a factor that is widely believed to be a useful indicator of whether a particular security is overpriced or underpriced.

Factors

Each of the Funds incorporate factor families of Value, Momentum, Quality and Low Volatility to varying degrees. Factor families are comprised of individual factors that historically behave in a correlated way or otherwise share similar construction and characteristics.

•  Value investing is based on acquiring stocks with lower prices relative to fundamental valuation characteristics derived from financial statements and analyst estimates. Multiple factors exist to describe valuation such as accounts-based metrics of Price/Book or Price/Sales, in addition to prospective measures including Price/Forward Earnings. In general, dividing a stock's price by any accounting figure, whether historical, normalized, or prospective results in a measure of valuation in that it compares a stock's market price with a more stable, fundamental anchor.

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•  Momentum investing is based on acquiring assets with recent improvement in their price, earnings, or other relevant fundamentals. Price momentum is measured using historical security returns measured over a particular timeframe, typically between the prior three and twelve months. Earnings momentum arises where companies deliver results that positively exceed market expectations, likely resulting in rising share prices on the news, as analysts revise up their fundamental forecasts.

•  Quality investing, a long-term buy and hold strategy, is based on acquiring stocks with superior and stable profitability, often exhibiting high barriers of entry and stronger balance sheets. Quality is measured by considering asset-level and capital-based measures of profitability using metrics such as Gross Profits to Assets and Return on Invested Capital. Accounting quality is assessed through the difference between accounting earnings and cash generated, while balance sheet strength is measured by considering the amount of cash held relative to capitalization and debt-interest coverage.

•  Low Volatility investing is based on buying stocks with a more stable return profile and/or lower correlation to the to the broad U.S. large cap equity market. Low Volatility is commonly measured by historical standard deviations of stock returns over various horizons as well as the degree of their sensitivity (beta) to changes in market returns.

Models and Optimizer

The factor investing process is a systematic approach to evaluating and investing in stocks with certain desired characteristics. Through its factor investing process, SIMC relies on three key complementary components: a Factor Scoring Model, a Risk Model and an Optimizer.

•  The Factor Scoring Model is a stock selection model that is used to generate factor scores for all securities encompassing the broad market. Calculating factor scores uses fundamental accounting and security return data. SIMC defines and augments the definitions and methods underlying the factor scores produced using its Factor Scoring Model.

•  The Risk Model estimates risk characteristics associated with each security based on the notion that stock returns can be explained by a collection of common factors together with an idiosyncratic element that pertains to each stock. The common factors used in SIMC's Risk Model overlap with those found in the Factor Scoring Model. The Risk Model also considers risk factors that do not have positive expected returns associated with them, but rather describe risk characteristics, such as the risk associated with a particular sector or industry to which a stock belongs.

•  Constructing a portfolio involves trading-off risk forecasts from the Risk Model against expected return or factor scores from the Factor Scoring Model, subject to a set of constraints — this process is performed using the Optimizer. SIMC uses optimization, risk forecasts, and its own judgement to determine what portion of a Fund's assets should be invested in each security. The optimization process combines portfolio holdings, investment universe weights and model scores with risk information to compute an optimal portfolio subject to investment constraints, which generally include individual position weightings at the stock and sector level. SIMC may also, to a lesser degree, incorporate quality, valuation, momentum, and volatility metrics that are not the focus of a Fund's principal investment strategy, to seek to improve overall portfolio risk characteristics. An additional feature of SIMC's optimization process is to control for unrewarded exposures to extreme secondary factors. Unrewarded factors are not associated with expected long-term improvement in return or risk characteristics. For example, limiting exposure to extremely expensive stocks can potentially enhance the performance of a strategy whose primary factor exposure is not value.

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SIMC undertakes regular research to enhance the investment process through improvements to the screening process and portfolio construction. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

Selling Decisions

Portfolio securities may be sold at any time. Sales typically occur when a Fund's portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe a portfolio security no longer represents a relatively attractive investment opportunity, or when the individual security has reached the portfolio managers' sell target.

Securities Lending

Although not expected to be a component of the Funds' principal investment strategies, each Fund may lend securities representing up to one-third of the value of its total assets (including the value of any collateral received). Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights, including voting rights, in the loaned securities during the term of the loan or delay in recovering loaned securities if the borrower fails to return them or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

More Information About Principal Risks

The Funds are subject to various risks, including the principal risks noted below, any of which may adversely affect the Funds' NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Funds, and the Funds could underperform other investments.

The section below provides additional information about the risks of investing in the Funds. Unless otherwise noted, the following risks apply to all of the Funds. The order of the below risk factors does not indicate the significance of any particular risk factor.

Principal Risks

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with a Fund, and no AP is obligated to engage in creation and/or redemption transactions. A Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to a Fund, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Convertible Securities and Preferred Stocks. Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and

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maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or not rated and are subject to credit risk and prepayment risk.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers' common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's investment. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock may also be subject to prepayment risk.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by the Funds. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve their investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Funds' investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds. These events, and any other future events, may adversely affect the prices and liquidity of the Funds' investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of a Fund, SIMC, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in

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financial losses to the Fund and its shareholders. Although the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, a Fund cannot control the cybersecurity plans and systems of the Fund's service providers, market makers, APs or issuers of securities in which the Fund invests.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communication.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders' claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. In many bankruptcy cases, a common stockholder may not receive any or all of its claim.

Issuer Risk. The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments. A Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Management Risk. SIMC may not successfully implement a Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Market Trading Risk. Although shares of the Funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a Fund's shares or of an Authorized Participant to

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submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads.

Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons, and may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged. In addition, during a "flash crash," the market prices of a Fund's shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a Fund's shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell fund shares at these temporarily low market prices.

Shares of a Fund may trade at prices other than NAV. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on stock exchanges at prices close to the Fund's next calculated NAV, market prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Fund that differ significantly from its NAV. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen.

When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the "spread," that is, any difference between the bid price and the ask price. The spread varies over time for shares of a Fund based on the Fund's trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity. During times of market stress, spreads may widen causing investors to pay more.

Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Momentum Securities Risk. The SEI Enhanced U.S. Large Cap Momentum Factor ETF may invest in momentum securities. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. SIMC cannot guarantee that it will be able to identify and select investments that will result in the SEI Enhanced U.S. Large Cap Momentum Factor ETF meeting its investment objective.

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Operational Risk. A Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. A Fund and SIMC seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Quality Stocks Risk. The SEI Enhanced U.S. Large Cap Quality Factor ETF may invest in quality stocks. There is no guarantee that the past performance of stocks that SIMC determines are quality stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict. SIMC cannot guarantee that it will be able to identify and select investments that will result in the SEI Enhanced U.S. Large Cap Quality Factor ETF meeting its investment objective.

Quantitative Investing Risk. A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.

Securities Lending Risk. The Funds may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Value Securities Risk. The SEI Enhanced U.S. Large Cap Value Factor ETF may invest in value securities. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time. SIMC cannot guarantee that it will be able to identify and select investments that will result in the SEI Enhanced U.S. Large Cap Value Factor ETF meeting its investment objective.

Volatility Risk. The SEI Enhanced Low Volatility U.S. Large Cap ETF may invest in lower volatility investments. Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. Large Cap equity market, there is no guarantee that SIMC will be successful. SIMC may fail to identify securities that result in lower overall portfolio volatility, and individual securities may be subject to volatility, including price volatility. As a result, the Fund may not be any less volatile than the market as a whole, and could be more

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volatile over any specific period. SIMC cannot guarantee that it will be able to identify and select investments that will result in the SEI Enhanced Low Volatility U.S. Large Cap ETF meeting its investment objective.

Warrants and Rights Risk. A warrant gives the holder a right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed price. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Unlike a convertible debt security or preferred stock, a warrant or right does not pay fixed dividends. A warrant or right may lack a liquid secondary market for resale. The price of a warrant or right may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant or right can be exercised prudently (in which case the warrant or right may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant or right). If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund's interest in the issuing company. The market for rights is not well developed and the Fund may not always realize full value on the sale of rights.

More Information About Benchmark Indexes

The following information describes the various indexes referred to in the Performance Information sections of this prospectus.

The S&P 500 Index consists of 500 companies from a diverse range of industries. Contrary to a popular misconception, the S&P 500 Index is not a simple list of the largest 500 companies by market capitalization or by revenues. Rather, it is 500 of the most widely held U.S.-based common stocks, chosen by the S&P 500 Index's index committee for market size, liquidity and sector representation. "Leading companies in leading industries" is the guiding principal for S&P 500 inclusion. A small number of international companies that are widely traded in the U.S. are included, but the S&P 500 Index's index committee has announced that only U.S.-based companies will be added in the future.

The Russell 1000 Index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market. As of June 30, 2024, the market capitalization of the companies included in the Index ranged from $361 million to $3.4 trillion. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. Stocks in the Russell 1000 Index are weighted based on float-adjusted market capitalization, which is calculated by multiplying their closing price by the number of available shares. The market capitalization range and the composition of the Index are subject to change periodically, including during quarterly rebalances of the Russell 1000 Index, annual reconstitutions of the Russell 1000 Index, and in response to corporate actions such as mergers.

Portfolio Holdings Information

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information (SAI).

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Management

Investment Adviser. SEI Investments Management Corporation, a Securities and Exchange Commission (SEC) registered investment adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. As of March 31, 2024, SIMC had approximately $197.57 billion in assets under management.

As investment adviser, SIMC has overall responsibility for the general management and administration of the Funds. SIMC provides an investment program for each Fund and manages the investment of the Funds' assets. In managing the Funds, SIMC may draw upon the research and expertise of its affiliates with respect to certain portfolio securities. In seeking to achieve the Funds' investment objective, SIMC uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages SIMC's extensive resources.

SIMC has entered into an Investment Advisory Agreement with the Funds. Pursuant to the Investment Advisory Agreement, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

Each Fund's Management Fee is calculated daily and paid monthly. Each Fund's advisory agreement details the Management Fee and other expenses that such Fund must pay.

The following table reflects each Fund's contractual Management Fee rate (expressed as an annual rate). The rates shown are fixed rates based on each Fund's daily net assets.

Contractual Management Fee (%) (annual rate)
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.15%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.15%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.15%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.15%

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement is available in the Funds' Annual Report, which covers the period of April 1, 2023 through March 31, 2024.

Portfolio Managers

Eugene Barbaneagra, CFA, serves as a Portfolio Manager for the Funds and serves as a Portfolio Manager within the Investment Management Unit. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. Mr. Barbaneagra earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is CFA Charterholder and a member of UK Society of Investment Professionals.

Jianan Chen, CFA, serves as a Portfolio Manager for the Funds. In this role, Mr. Chen is responsible for research and co-management of internally managed quantitative equity portfolios. Previously, he was an

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analyst on Schroders Quantitative Equity Product investment team, where he researched alpha signals and portfolio construction methodologies. Mr. Chen earned his Master of Science in Financial Mathematics with distinction from King's College London. He became a CFA charterholder in 2017.

Dante D'Orazio, CFA, serves as a Portfolio Manager for the Funds. Mr. D'Orazio serves as Portfolio Manager and Quantitative Analyst within SEI's Investment Management Unit. Mr. D'Orazio is responsible for the analysis and selection of equity managers that follow quantitative investment principles. Prior to joining SEI, Mr. D'Orazio was a portfolio manager at WBI Investments developing ETF implementations for the firm's investment processes. Previously, he was a portfolio manager in the quantitative hedge fund space at Double Alpha Group from 1997 to 2013 focusing on equity market neutral/statistical arbitrage strategies. Mr. D'Orazio began his career in option market making in the early '90s and later joined the Fixed Income Strategy group at Salomon Brothers. Mr. D'Orazio earned a Bachelor of Science in Computer and Information Sciences from City University of New York — Brooklyn College. Mr. D'Orazio is a CFA charter holder and a member of the CFA Institute and the CFA Society of New York.

Qi (Victor) Shang, PhD, serves as a Portfolio Manager for the Funds. In this role, Dr Shang is responsible for research and co-management of internally managed quantitative equity portfolios. Previously, he worked with BlackRock and the Vanguard Group in risk management and quantitative research. Dr Shang earned his PhD in Finance degree from London School of Economics and Political Science in 2012.

George Tyrakis, FIA, serves as a Portfolio Manager for the Funds. Mr. Tyrakis serves as a Portfolio Manager within the Investment Management Unit. Prior to joining SEI in 2014, he worked at Moody's Analytics. Mr. Tyrakis earned his Masters of Science in Applied Actuarial Science from the University of Kent. He qualified as a Fellow of the Institute and Faculty of Actuaries in 2015.

Tianyu Xu, CFA, serves as a Portfolio Manager for the Funds. In this role, Mr. Xu is responsible for research and co-management of internally managed quantitative equity portfolios. Mr. Xu earned his Bachelor of Science in Mathematics from Zhejiang University and Master of Science in Mathematics and Finance from Imperial College London. Mr. Xu is a CFA Charterholder and a member of CFA Society of the UK.

The SAI provides additional information about portfolio manager compensation, other accounts that they manage, and their ownership of Fund shares.

Administrator, Custodian and Transfer Agent. SEI Investments Global Funds Services is the administrator, and Brown Brothers Harriman & Co. is the custodian and transfer agent for the Funds.

Conflicts of Interest. SIMC manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles. Side-by-side management of multiple accounts may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades.

In addition, from time to time, SIMC or its affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund for their own accounts, or may purchase shares of a Fund for the benefit of their clients, including other SEI Funds. Increasing each Fund's assets may enhance the Fund's profile with financial intermediaries and platforms, investment flexibility and trading volume. SIMC and its affiliates reserve the right, subject to compliance with applicable law, to dispose of at any time some or all of the shares of the Fund acquired for their own accounts or for the benefit of their clients. A large sale of Fund shares by SIMC or

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its affiliates could significantly reduce the asset size of each Fund, which might have an adverse effect on the Fund's investment flexibility or trading volume.

A further discussion of potential conflicts of interest and policies and procedures intended to mitigate them is contained in the Funds' SAI.

Dividends and Distributions

To avoid taxation of each Fund, the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually.

Distribution Schedule. Dividends from net investment income are declared and distributed to shareholders quarterly. Distributions of net capital gains are declared and distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The date you receive your distribution may vary depending on how your intermediary processes trades. Dividend payments are made through Depository Trust Company (DTC) participants and indirect participants to beneficial owners then of record with proceeds received from each Fund. Please consult your financial intermediary for details.

How Distributions Affect each Fund's NAV. Distributions are paid to shareholders as of the record date of a distribution of each Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in each Fund's NAV. A Fund's NAV drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If a Fund's NAV was $10.00 on December 30, the Fund's NAV on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable fund do not increase the value of your investment and may create income tax obligations.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes

As with any investment, you should consider the tax consequences of investing in each Fund. The following is a general discussion of certain important federal income tax consequences of investing in a Fund and is not intended or written to be used as tax advice. The discussion does not apply to qualified tax-advantaged accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in a Fund. You should consult your tax adviser regarding the effect that an investment in a Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.

Tax Status of the Funds. Each Fund has elected and intends to qualify each year for the special tax treatment afforded to regulated investment companies (RICs) under the Internal Revenue Code. If each Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally

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not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if a Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions. Distributions by each Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions from net investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied.

Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund's shares. Holding periods may be suspended for these purposes for stock that is hedged. Distributions that a Fund receives from an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such underlying fund.

Dividends received from REITs, certain foreign corporations, and income received "in lieu of" dividends in a securities lending transaction generally will not constitute qualified dividend income. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Fund shares. For non-corporate shareholders, long-term capital gains are generally taxable at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions from a Fund's short-term capital gains are generally taxable as ordinary income.

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Net investment income includes dividends paid by each Fund and capital gains from any sale or exchange of Fund shares. Each Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although each Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before

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January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and generally should be avoided by taxable investors.

Taxes on Share Transactions. Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Assuming you hold your shares as a capital asset, any gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term gain or loss. Any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. The ability to deduct capital losses may be limited.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange and (ii) the exchanger's aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between (i) the Authorized Participant's basis in the Creation Units and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (IRS), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing "wash sales" (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

A Fund may pay the redemption price for Creation Units at least partially with cash, rather than the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Non-U.S. Investors. If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, (i) a Fund's ordinary income dividends distributed to you will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of your shares of the Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax

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consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding. U.S. federal income tax withholding may be required on all distributions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the IRS that they are subject to backup withholding. The current backup withholding rate is 24%.

Cost Basis Information. For shares purchased and sold from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your financial intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your financial intermediary's default method, which is often the average cost method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.

Foreign Taxes. To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their "net investment income," which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

More information about taxes is in the SAI.

Shareholder Information

Each Fund issues or redeems its shares at NAV per share only in Creation Units. Shares of each Fund are listed for trading on a national securities exchange and trade on the secondary market during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Fund shares are traded on the Cboe BZX Exchange, Inc. under the trading symbol SEIQ for SEI Enhanced U.S. Large Cap Quality Factor ETF, SEIM for SEI Enhanced U.S. Large Cap Momentum Equity ETF, SEIV for SEI Enhanced U.S. Large Cap Value Factor ETF, and SELV for SEI Enhanced Low Volatility U.S. Large Cap ETF. Share prices are reported in dollars and cents per share.

APs may acquire Fund shares directly from each Fund, and APs may tender their Fund shares for redemption directly to the Fund, at NAV per share, only in Creation Units and in accordance with the procedures described in the Funds' SAI.

Pricing of Fund Shares. NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

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If a market quotation is readily available for the valuation of Fund investments, then it is valued by the Funds' administrator at current market value in accordance with the Funds' Pricing and Valuation Procedures. The Trust's Board of Trustees has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 under the 1940 Act (the Rule). The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the Committee) and has established a Valuation and Pricing Policy to implement the Rule and the Funds' Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the Fair Value Procedures).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a Pricing Service). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. These open-end investment company shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, then long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price as provided by a Pricing Service.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by a Pricing Service. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

If a security's price cannot be obtained, as noted above, or in the case of equity tranches of collateralized loan obligations (CLOs) or collateralized debt obligations (CDOs), the securities will be valued using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Committee will fair value the security using the Fair Value Procedures, as described below.

If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of CLOs/CDOs, such as those held by the Funds, are priced based upon valuations provided by a Pricing Service. Such values generally reflect the last reported sales price if the security is actively traded. The Pricing Service

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may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

On the first day a new debt security purchase is recorded, if a price is not available from a Pricing Service or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued at their amortized cost. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the security will be valued by an independent broker quote or fair valued by the Committee.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by a Pricing Service.

The Committee and Funds' administrator, as applicable, reasonably believe that prices provided by Pricing Services are reliable. However, there can be no assurance that such Pricing Service's prices will be reliable. The Committee, who is responsible for making fair value determinations with respect to the Funds' portfolio securities, will continuously monitor the reliability of readily available market quotations obtained from any Pricing Service and shall promptly notify the Funds' administrator if the Committee reasonably believes that Pricing Service is no longer a reliable source of readily available market quotations. The Funds' administrator, in turn, will notify the Committee if it reasonably believes that a Pricing Service is no longer a reliable source for readily available market quotations.

The Fair Value Procedures provide that any change in a primary Pricing Service or a pricing methodology for investments with readily available market quotations requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing Pricing Service or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. A change in a Pricing Service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Committee in accordance with certain requirements.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Fair Value Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures, which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions, or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

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The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Distribution and Servicing Fees. The Trust has adopted a Distribution and Servicing Plan for shares of each Fund pursuant to Rule 12b-1 under the 1940 Act (the Plan). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund (12b-1 fee). However, payment of a 12b-1 fee has not been authorized at this time.

Under the terms of the Plan, the Trust is authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in each Fund.

The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of each Fund's assets on an ongoing basis, to the extent that a fee is authorized and payments are made, over time they will increase the cost of an investment in the Fund. The 12b-1 fee may cost an investor more than other types of sales charges.

Purchasing and Selling Shares. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that each Fund's share listing will continue or remain unchanged. Each Fund does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling each Fund's shares involves certain costs that apply to all securities transactions. When buying or selling shares of each Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares.

Shares of each Fund may be acquired through the Distributor or redeemed directly with the Fund only in Creation Units or multiples thereof, as discussed in the Funds' SAI. Once created, shares of each Fund generally trade in the secondary market in amounts less than a Creation Unit.

Each Fund's primary listing exchange is Cboe BZX Exchange, Inc. Cboe BZX Exchange, Inc. is open for trading Monday through Friday and is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, the Exchange closes early on the following days: the day before Independence Day, the day after Thanksgiving and Christmas Eve.

A Business Day with respect to each Fund is each day the Cboe BZX Exchange, Inc. is open. Orders from APs to create or redeem Creation Units will only be accepted on a Business Day. On days when the Cboe BZX

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Exchange, Inc. closes earlier than normal, each Fund may require orders to create or redeem Creation Units to be placed earlier in the day. In addition, to minimize brokerage and other related trading costs associated with securities that cannot be readily transferred in-kind, each Fund may establish early trade cut-off times for APs to submit orders for Creation Units, in accordance with the 1940 Act. See the Funds' SAI for more information.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide additional documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if it is unable to verify your identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about your financial intermediary's Anti-Money Laundering Program.

In an effort to ensure compliance with this law, the Funds' Anti-Money Laundering Program (the Program) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Continuous Offering. The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by each Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an unsold allotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

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Book Entry. Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of each Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or "street name" form.

Share Prices. The trading prices of each Fund's shares in the secondary market generally differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions, and other factors. Information regarding the intra-day net asset value of each Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund's shares are primarily listed or by market data vendors or other information providers. The intra-day net asset value calculations are estimates of the value of each Fund's NAV per Fund share based on the current market value of the securities and/or cash included in the Fund's intra-day net asset value basket. The intra-day net asset value does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by each Fund at a particular point in time. Additionally, when current pricing is not available for certain portfolio securities the intra-day indicative value may not accurately reflect the current market value of each Fund's shares or the best possible valuation of the current portfolio. For example, the intra-day net asset value is based on quotes and closing prices from the securities' local market and may not reflect events that occur subsequent to the local market's close. Therefore, the intra-day net asset value should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The intra-day net asset value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in each Fund's intra-day net asset value basket. Each Fund is not involved in, or responsible for, the calculation or dissemination of the intra-day net asset value and makes no representation or warranty as to its accuracy. An inaccuracy in the intra-day net asset value could result from various factors, including the difficulty of pricing portfolio instruments on an intra-day basis.

Premiums and Discounts. There may be differences between the daily market prices on secondary markets for shares of each Fund and the Fund's NAV. NAV is the price per share at which a Fund issues and redeems shares. See "Pricing of Fund Shares" above. The price used to calculate market returns (Market Price) of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding a Fund's premium/discount to NAV for the most recently

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completed calendar year and the most recently completed calendar quarters since that calendar year end (or the life of the Fund, if shorter) is available at www.seic.com/enhancedfactorETFs by selecting the Fund for additional details.

Bid/Ask Spread. Investors purchasing or selling shares of a Fund in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (the bid) and the lowest price a seller is willing to accept for shares of the Fund (the ask). The spread varies over time for shares of a Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity. Historical information regarding a Fund's spread over various periods of time, when available, can be accessed at www.seic.com/enhancedfactorETFs by selecting the Fund for additional details. However, because each Fund is new, it does not currently have sufficient trading history to report certain bid/ask spread information and related costs.

Investments by Other Investment Companies. The Trust and each Fund are part of the SEI family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the 1940 Act. For purposes of the 1940 Act, Fund shares are issued by a registered investment company and purchases of Fund shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by the SEC.

Excessive Trading. Unlike traditional mutual funds, the frequent trading of Fund shares generally does not disrupt portfolio management, increase a Fund's trading costs, lead to realization of capital gains by the Fund, or otherwise harm Fund shareholders. The vast majority of trading in Fund shares occurs on the secondary market. Because these trades do not involve a Fund, they do not harm the Fund or its shareholders. A few institutional investors, referred to as Authorized Participants, are authorized to purchase and redeem Fund shares directly with each Fund. Most ETFs typically effect these trades in kind (i.e., for securities and not for cash), and therefore they do not cause any of the harmful effects to the issuing fund (as previously noted) that may result from frequent cash trades. Although each Fund typically redeems its shares on an in-kind basis, the Fund may issue Creation Units in exchange for cash, thereby potentially subjecting the Fund and its shareholders to those harmful effects. As a result, each Fund requires Authorized Participants to pay transaction fees to cover brokerage and certain related costs when purchasing or redeeming Creation Units. Those fees are designed to protect each Fund and its shareholders from the dilutive costs associated with frequent creation and redemption activity. For these reasons, the Trustees of each Fund have determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of Fund shares. However, each Fund's policies and procedures regarding frequent purchases and redemptions may be modified by the Trustees at any time.

Funds' Website and Portfolio Holdings Information. Each Business Day, each Fund's portfolio holdings information is provided by its custodian or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. In addition, on each Business Day before commencement of trading in shares on the Exchange, each Fund will disclose on www.seic.com/enhancedfactorETFs the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund's next calculation of the NAV. Each Fund is also required to disclose its complete portfolio holdings 60 days after the end of each fiscal quarter pursuant to Form N-PORT or as part of Form N-CSR.

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For additional information on these disclosures and the availability of portfolio holdings information, please refer to the Funds' SAI.

Derivative Actions. The Trust's Agreement and Declaration of Trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of a Fund unless holders of at least 10% of the outstanding shares of the Trust or 10% of the outstanding Shares of the Fund for which the action relates joins in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request. Other, than with respect to claims arising under federal securities laws, the Trustees may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

Shareholder Communications

Statements and Reports. Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing shareholder reports, including the financial statements of each Fund. These reports show each Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. Each Fund's fiscal year ends March 31.

Lost (Unclaimed/Abandoned) Accounts. It is important to maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned as undeliverable. Based upon statutory requirements for returned mail, your financial intermediary or plan sponsor is required to attempt to locate the shareholder or rightful owner of the account. If the financial intermediary or plan sponsor is unable to locate the shareholder, then the financial intermediary or plan sponsor is legally obligated to deem the property "unclaimed" or "abandoned," and subsequently escheat (or transfer) unclaimed property (including shares of a fund) to the appropriate state's unclaimed property administrator in accordance with statutory requirements. Further, your account may be deemed "unclaimed" or "abandoned," and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state's unclaimed property laws. The shareholder's last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

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Financial Highlights

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance since May 18, 2022. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI EXCHANGE TRADED FUNDS
FOR THE YEAR ENDED MARCH 31, 2024 AND THE PERIOD ENDED MARCH 31, 2023
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD

		Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover†
SEI Enhanced U.S. Large Cap Quality Factor ETF
2024		$27.19	$0.44	$4.85	$5.29	$(0.33)	$—	$(0.33)	$32.15	19.60%	$225,819	0.15%	0.15%	1.44%	23%
2023	**	24.91	0.30	2.19	2.49	(0.21)	—	(0.21)	27.19	10.08	13,593	0.15	0.15	1.35	40
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2024		$25.51	$0.21	$6.64	$6.85	$(0.25)	$—	$(0.25)	$32.11	27.08%	$462,385	0.15%	0.15%	0.70%	40%
2023	**	25.08	0.33	0.35	0.68	(0.25)	—	(0.25)	25.51	2.74	21,047	0.15	0.15	1.52	63
SEI Enhanced U.S. Large Cap Value Factor ETF
2024		$24.17	$0.69	$6.70	$7.39	$(0.58)	$—	$(0.58)	$30.98	31.11%	$467,011	0.15%	0.15%	2.44%	32%
2023	**	24.95	0.58	(0.97)	(0.39)	(0.39)	—	(0.39)	24.17	(1.52)	20,544	0.15	0.15	2.74	43
SEI Enhanced Low Volatility U.S. Large Cap ETF
2024		$25.21	$0.54	$2.54	$3.08	$(0.53)	$—	$(0.53)	$27.76	12.47%	$128,408	0.15%	0.15%	2.04%	13%
2023	**	24.79	0.48	0.25	0.73	(0.31)	—	(0.31)	25.21	3.02	11,977	0.15	0.15	2.24	24

† Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Per share calculated using average shares.

** Commenced operations on May 18, 2022. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

45

Want to know more?

800-DIAL-SEI

Information on the Funds' net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.seic.com/enhancedfactorETFs.

Copies of the Prospectus, SAI and other information can be found on our website at www.seic.com/enhancedfactorETFs. For more information about the Funds, you may request a copy of the SAI.

The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI free of charge, please call:
800-DIAL-SEI (toll free)

SEI Investments Distribution Co.
One Freedom Valley Drive, Oaks, Pennsylvania 19456

Reports and other information about the Funds are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Funds and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

Investment Company Act File No.: 811-23754

seic.com

July 31, 2024

PROSPECTUS

SEI Exchange Traded Funds

•  SEI Select Small Cap ETF (SEIS)

•  SEI Select International Equity ETF (SEIE)

•  SEI Select Emerging Markets Equity ETF (SEEM)

The Funds are listed on the National Association of Securities Dealers Automated Quotation System (NASDAQ or Exchange). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

seic.com

SEI / PROSPECTUS

SEI EXCHANGE TRADED FUNDS

TABLE OF CONTENTS

Funds Overview
SEI Select Small Cap ETF	1
SEI Select International Equity ETF	6
SEI Select Emerging Markets Equity ETF	12
More Information About the Funds	20
More Information About Principal Risks	23
Portfolio Holdings Information	30
Management	30
Dividends and Distributions	36
Taxes	37
Shareholder Information	40
Shareholder Communication	47
Financial Highlights	49

SEI / PROSPECTUS

SEI Select Small Cap ETF

Ticker: SEIS
Stock Exchange: NASDAQ

Investment Objective

Capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Management Fees[1]	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.55%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 Other Expenses are based on estimated amounts for the current fiscal year and rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$56
3 Years	$176

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the SEI Select Small Cap ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $17 million and $10.8 billion as of June 30, 2024) (the Index), as determined at the time of purchase. The market capitalization range and the composition of the Index are subject to change, and the Fund is not limited to investing only in companies within the Index. The Fund may also invest in securities of mid capitalization companies, which will not be considered "small companies" to the extent they fall outside the market capitalization range of the Index for purposes of the Fund's 80% policy.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of small capitalization issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

SEI / PROSPECTUS

Small and Medium Capitalization Risk. The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Momentum Securities Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Securities Risk. There is no guarantee that the past performance of stocks that SIMC or a Sub-Adviser determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC or a Sub-Adviser may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices when market volatility is high. Low volatility stocks also may not protect against market declines.

Quantitative Investing Risk. Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

SEI / PROSPECTUS

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC or a Sub-Adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk. SIMC or a Sub-Adviser may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies. Errors or delays in coordinating creation and redemption basket processes among Sub-Advisers can also reduce the Fund's performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

New Fund Risk. The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, SIMC, a Sub-Adviser, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the

SEI / PROSPECTUS

Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Performance

As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation.

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jianan Chen, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jason Collins	Since the Fund's inception in July 2024	Portfolio Manager, Head of Sub-Advised Equity
Dante D'Orazio, CFA	Since the Fund's inception in July 2024	Portfolio Manager
David L. Hintz, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Qi (Victor) Shang, PhD	Since the Fund's inception in July 2024	Portfolio Manager
George Tyrakis, FIA	Since the Fund's inception in July 2024	Portfolio Manager
Tianyu Xu, CFA	Since the Fund's inception in July 2024	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Primary Title with Sub-Adviser
Easterly Investment Partners LLC	Joshua Schachter, CFA	Since the Fund's inception in July 2024	Senior Portfolio Manager
	Philip Greenblatt, CFA	Since the Fund's inception in July 2024	Portfolio Manager, Senior Analyst
Geneva Capital Management LLC	W. Scott Priebe	Since the Fund's inception in July 2024	Managing Principal and Portfolio Manager
	Jose Munoz	Since the Fund's inception in July 2024	Managing Principal and Portfolio Manager
Jackson Creek Investment Advisers LLC	John R. Riddle, CFA	Since the Fund's inception in July 2024	Chief Investment Officer / Managing Member

For more information about Purchase and Sale of Fund shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 19 of this Prospectus.

SEI / PROSPECTUS

SEI Select International Equity ETF

Ticker: SEIE
Stock Exchange: NASDAQ

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Management Fees[1]	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.50%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 Other Expenses are based on estimated amounts for the current fiscal year and rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$160

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the SEI Select International Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Equity securities may include common stocks, participation notes and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of international issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

SEI / PROSPECTUS

Momentum Securities Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Securities Risk. There is no guarantee that the past performance of stocks that SIMC or a Sub-Adviser determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC or a Sub-Adviser may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices when market volatility is high. Low volatility stocks also may not protect against market declines.

Quantitative Investing Risk. Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus,

SEI / PROSPECTUS

you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC or a Sub-Adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Foreign Investment/Emerging Markets Risk. The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Currency Risk. As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Participation Notes (P-Notes) Risk. P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Large Capitalization Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk. The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks

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may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Management Risk. SIMC or a Sub-Adviser may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies. Errors or delays in coordinating creation and redemption basket processes among Sub-Advisers can also reduce the Fund's performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

New Fund Risk. The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, SIMC, a Sub-Adviser, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Performance

As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation.

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The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jianan Chen, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jason Collins	Since the Fund's inception in July 2024	Portfolio Manager, Head of Sub-Advised Equity
Rich Carr	Since the Fund's inception in July 2024	Portfolio Manager
Dante D'Orazio, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Qi (Victor) Shang, PhD	Since the Fund's inception in July 2024	Portfolio Manager
George Tyrakis, FIA	Since the Fund's inception in July 2024	Portfolio Manager
Tianyu Xu, CFA	Since the Fund's inception in July 2024	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Primary Title with Sub-Adviser
Lazard Asset Management LLC	Louis Florentin-Lee	Since the Fund's inception in July 2024	Managing Director, Portfolio Manager/Analyst
	Barnaby Wilson, CFA	Since the Fund's inception in July 2024	Managing Director, Portfolio Manager/Analyst
	Robert Failla, CFA	Since the Fund's inception in July 2024	Director, Portfolio Manager/Analyst
	Paul Moghtader, CFA	Since the Fund's inception in July 2024	Managing Director, Portfolio Manager/Analyst
	Susanne Willumsen	Since the Fund's inception in July 2024	Managing Director, Portfolio Manager/Analyst
	Taras Ivanenko, CFA	Since the Fund's inception in July 2024	Managing Director, Portfolio Manager/Analyst
	Peter Kashanek	Since the Fund's inception in July 2024	Director, Portfolio Manager/Analyst
	Alex Lai, CFA	Since the Fund's inception in July 2024	Director, Portfolio Manager/Analyst
	Ciprian Marin	Since the Fund's inception in July 2024	Director, Portfolio Manager/Analyst

For more information about Purchase and Sale of Fund shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 19 of this Prospectus.

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SEI Select Emerging Markets Equity ETF

Ticker: SEEM
Stock Exchange: NASDAQ

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Management Fees[1]	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.60%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 Other Expenses are based on estimated amounts for the current fiscal year and rounded to 0.00%.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

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Principal Investment Strategies

Under normal circumstances, the SEI Select Emerging Markets Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers.

Equity securities include common stocks, participation notes and depositary receipts of all capitalization ranges. The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund. Investments in China may include depositary receipts, variable interest entities (VIEs) and shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (China A-Shares) through the Shanghai-Hong Kong Stock Connect program and Shenzhen-Hong Kong Stock Connect program (collectively, Stock Connect). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of emerging market issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

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Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Momentum Securities Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Securities Risk. There is no guarantee that the past performance of stocks that SIMC or a Sub-Adviser determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC or a Sub-Adviser may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices when market volatility is high. Low volatility stocks also may not protect against market declines.

Quantitative Investing Risk. Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Market Risk. The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

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Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC or a Sub-Adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Foreign Investment/Emerging Markets Risk. The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Country Concentration Risk. The Fund's concentration of its assets in issuers located in a single country or a limited number of countries will increase the impact of, and potential losses associated with, the risks set forth in the Foreign Investment/Emerging Markets Risk.

Risk of Investing in China. China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries could have a significant impact on the economy of China. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy. There also is no guarantee that the Chinese government will not revert from

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its current open-market economy to an economic policy of central planning. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund, U.S. authorities and regulators to obtain or enforce a judgment in a Chinese court. In addition, periodic U.S. Government restrictions on investments in Chinese companies may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. The Fund may also be subject to additional risks related to investments in VIEs. Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.

The Fund may, directly or indirectly, purchase China A-Shares through Stock Connect or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People's Republic of China (PRC) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC's investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund's performance.

Large Capitalization Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk. The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Participation Notes (P-Notes) Risk. P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or

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market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Currency Risk. As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk. SIMC or a Sub-Adviser may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies. Errors or delays in coordinating creation and redemption basket processes among Sub-Advisers can also reduce the Fund's performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

New Fund Risk. The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, SIMC, a Sub-Adviser, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Performance

As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation.

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jianan Chen, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jason Collins	Since the Fund's inception in July 2024	Portfolio Manager, Head of Sub-Advised Equity
Rich Carr	Since the Fund's inception in July 2024	Portfolio Manager
Dante D'Orazio, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Qi (Victor) Shang, PhD	Since the Fund's inception in July 2024	Portfolio Manager
George Tyrakis, FIA	Since the Fund's inception in July 2024	Portfolio Manager
Tianyu Xu, CFA	Since the Fund's inception in July 2024	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Primary Title with Sub-Adviser
Aikya Investment Management Ltd.	Ashish Swarup	Since the Fund's inception in July 2024	Lead Portfolio Manager and Investment Analyst
	Rahul Desai	Since the Fund's inception in July 2024	Co-Portfolio Manager and Investment Analyst
	Tom Allen	Since the Fund's inception in July 2024	Co-Portfolio Manager and Investment Analyst
JOHCM (USA) Inc.	Emery Brewer	Since the Fund's inception in July 2024	Senior Fund Manager
	Dr. Ivo Kovachev	Since the Fund's inception in July 2024	Senior Fund Manager
Robeco Institutional Asset Management US Inc.	Jaap van der Hart	Since the Fund's inception in July 2024	Lead Portfolio Manager
	Karnail Sangha	Since the Fund's inception in July 2024	Portfolio Manager

For more information about Purchase and Sale of Fund shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 19 of this Prospectus.

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Purchase and Sale of Fund Shares

The Funds are ETFs. Individual shares of the Funds may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Funds (bid) and the lowest price a seller is willing to accept for shares of the Funds (ask) when buying or selling shares in the secondary market (the bid-ask spread).

Tax Information

The Funds intend to make distributions that may be taxable to you as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (IRA), in which case, your distributions generally will be taxed when withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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More Information About the Funds

This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions.

SEI Investments Management Corporation (SIMC) is the investment adviser to the Funds. Shares of the Funds are listed for trading on the NASDAQ. The market price for a share of the Funds may be different from the Funds' most recent NAV.

ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by Authorized Participants and only in aggregations of a specified number of shares (Creation Units). Also, unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The performance of the Funds may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), and timing variances. The Funds' investment objectives are not fundamental and may be changed without shareholder approval.

The Funds' 80% policy is non-fundamental and may be changed by the Board of Trustees upon 60 days' written notice to shareholders.

SEI Select Small Cap ETF

Under normal circumstances, the SEI Select Small Cap ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund seeks to provide long-term capital appreciation. SIMC uses a quantitative-based, active stock selection investment process utilizing a combination factor scoring model, risk model and optimization, along with model portfolios provided by one or more Sub-Advisers to construct the Fund's portfolio. The factor scoring model evaluates all of the securities in the investment universe of small capitalization issuers based on measures of Value, Momentum, Quality and Low Volatility factor families. Each of these factor families are described in further detail below. The risk model predicts common factor and stock specific risks. The optimization process constructs a portfolio based on the desired exposure to certain factor characteristics and certain other investment restrictions. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

SEI Select International Equity ETF

Under normal circumstances, the SEI Select International Equity ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to provide long-term capital appreciation. SIMC uses a quantitative-based, active stock selection investment process utilizing a combination factor scoring model, risk model and optimization, along with model portfolios provided by one or more Sub-Advisers to construct the Fund's portfolio. The factor scoring model evaluates all of the securities in the investment universe of international issuers based on measures of Value, Momentum, Quality and Low Volatility factor families. Each of these factor families are described in further detail below. The risk model predicts common factor and stock specific risks. The optimization process constructs a portfolio based on the desired exposure to certain factor characteristics and certain other

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investment restrictions. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

SEI Select Emerging Markets Equity ETF

Under normal circumstances, the SEI Select Emerging Markets Equity ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. The Fund seeks to provide long-term capital appreciation. SIMC uses a quantitative-based, active stock selection investment process utilizing a combination factor scoring model, risk model and optimization, along with model portfolios provided by one or more Sub-Advisers to construct the Fund's portfolio. The factor scoring model evaluates all of the securities in the investment universe of emerging market issuers based on measures of Value, Momentum, Quality and Low Volatility factor families. Each of these factor families are described in further detail below. The risk model predicts common factor and stock specific risks. The optimization process constructs a portfolio based on the desired exposure to certain factor characteristics and certain other investment restrictions. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

Quantitative Model and Process

SIMC uses a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The model ranks securities based on certain criteria that measure exposure to desired factors as determined by SIMC. "Factors" are attributes used to describe potential drivers of return or risk of securities. For example, the Price/Earnings ratio is a factor that is widely believed to be a useful indicator of whether a particular security is overpriced or underpriced.

Factors

Each of the Funds incorporate the factor families of Value, Momentum, Quality and Low Volatility. Factor families are comprised of individual factors that historically behave in a correlated way or otherwise share similar construction and characteristics.

•  Value investing is based on acquiring stocks with lower prices relative to fundamental valuation characteristics derived from financial statements and analyst estimates. Multiple factors exist to describe valuation such as accounts-based metrics of Price/Book or Price/Sales, in addition to prospective measures including Price/Forward Earnings. In general, dividing a stock's price by any accounting figure, whether historical, normalized, or prospective results in a measure of valuation in that it compares a stock's market price with a more stable, fundamental anchor.

•  Momentum investing is based on acquiring assets with recent improvement in their price, earnings, or other relevant fundamentals. Price momentum is measured using historical security returns measured over a particular timeframe, typically between the prior three and twelve months. Earnings momentum arises where companies deliver results that positively exceed market expectations, likely resulting in rising share prices on the news, as analysts revise up their fundamental forecasts.

•  Quality investing, a long-term buy and hold strategy, is based on acquiring stocks with superior and stable profitability, often exhibiting high barriers of entry and stronger balance sheets. Quality is measured by considering asset-level and capital-based measures of profitability using metrics such as Gross Profits to Assets and Return on Invested Capital. Accounting quality is assessed through the

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difference between accounting earnings and cash generated, while balance sheet strength is measured by considering the amount of cash held relative to capitalization and debt-interest coverage.

•  Low Volatility investing is based on buying stocks with a more stable return profile and/or lower correlation to the to the broad equity market. Low Volatility is commonly measured by historical standard deviations of stock returns over various horizons as well as the degree of their sensitivity (beta) to changes in market returns.

Models and Optimizer

The factor investing process is a systematic approach to evaluating and investing in stocks with certain desired characteristics. Through its factor investing process, SIMC relies on three key complementary components: a Factor Scoring Model, a Risk Model and an Optimizer.

•  The Factor Scoring Model is a stock selection model that is used to generate factor scores for all securities encompassing the broad market. Calculating factor scores uses fundamental accounting and security return data. SIMC defines and augments the definitions and methods underlying the factor scores produced using its Factor Scoring Model.

•  The Risk Model estimates risk characteristics associated with each security based on the notion that stock returns can be explained by a collection of common factors together with an idiosyncratic element that pertains to each stock. The common factors used in SIMC's Risk Model overlap with those found in the Factor Scoring Model. The Risk Model also considers risk factors that do not have positive expected returns associated with them, but rather describe risk characteristics, such as the risk associated with a particular sector or industry to which a stock belongs.

•  Constructing a portfolio involves trading-off risk forecasts from the Risk Model against expected return or factor scores from the Factor Scoring Model, subject to a set of constraints — this process is performed using the Optimizer. SIMC uses optimization, risk forecasts, and its own judgement to determine what portion of a Fund's assets should be invested in each security. The optimization process combines portfolio holdings, investment universe weights and model scores with risk information to compute an optimal portfolio subject to investment constraints, which generally include individual position weightings at the stock and sector level. An additional feature of SIMC's optimization process is to control for unrewarded exposures to extreme secondary factors. Unrewarded factors are not associated with expected long-term improvement in return or risk characteristics.

To construct a Fund's portfolio, the Adviser will optimize its own proprietary quantitative-based, active stock portfolio. SIMC will then integrate this portfolio with each Sub-Adviser's securities list. This combined list will then be input into the secondary optimization process that combines the Factor Scoring Model and Risk Model to compute an optimal portfolio subject to investment constraints. SIMC undertakes regular research to enhance the investment process through improvements to the screening process and portfolio construction. SIMC may add, remove or modify certain characteristics in its model based on investment research or in response to changes in market conditions.

Selling Decisions

Portfolio securities may be sold at any time. Sales typically occur when a Fund's portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe a portfolio security no longer represents a relatively attractive investment opportunity, or when the individual security has reached the portfolio managers' sell target.

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Securities Lending

Although not expected to be a component of the Funds' principal investment strategies, each Fund may lend securities representing up to one-third of the value of its total assets (including the value of any collateral received). Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights, including voting rights, in the loaned securities during the term of the loan or delay in recovering loaned securities if the borrower fails to return them or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

More Information About Principal Risks

The Funds are subject to various risks, including the principal risks noted below, any of which may adversely affect the Funds' NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Funds, and the Funds could underperform other investments.

The section below provides additional information about the risks of investing in the Funds. Unless otherwise noted, the following risks apply to all of the Funds. The order of the below risk factors does not indicate the significance of any particular risk factor.

Principal Risks

Authorized Participant Concentration Risk. Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with a Fund, and no AP is obligated to engage in creation and/or redemption transactions. A Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to a Fund, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Currency Risk. The SEI Select International Equity ETF and the SEI Select Emerging Markets Equity ETF may take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure, as well as incurring transaction costs. Passive investment in currencies may, to a lesser extent, also subject the Funds to these same risks. The value of a Fund's total portfolio of investments (including its currency positions) may fluctuate more in response to broad macroeconomic risks than if the Fund did not invest in currencies.

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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by the Funds. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve their investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Funds' investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds. These events, and any other future events, may adversely affect the prices and liquidity of the Funds' investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of a Fund, SIMC, a Sub-Adviser, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders. Although the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, a Fund cannot control the cybersecurity plans and systems of the Fund's service providers, market makers, APs or issuers of securities in which the Fund invests.

Depositary Receipts Risk. The SEI Select International Equity ETF and the SEI Select Emerging Markets Equity ETF may invest in depositary receipts. The Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may

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have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communication.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders' claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer. In many bankruptcy cases, a common stockholder may not receive any or all of its claim.

Foreign Investment/Emerging Markets Risk. The SEI Select International Equity ETF and the SEI Select Emerging Markets Equity ETF may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds' investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses. In addition, the recent large-scale invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies could negatively impact the Funds' performance and cause losses on your investment in the Funds.

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Issuer Risk. The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization. All of the Funds may invest in large capitalization companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk. In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments. A Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Management Risk. SIMC or a Sub-Adviser may not successfully implement a Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies. Errors or delays in coordinating creation and redemption basket processes among Sub-Advisers can also reduce the Fund's performance.

Market Trading Risk. Although shares of the Funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a Fund's shares or of an Authorized Participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads.

Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons, and may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged. In addition, during a "flash crash," the market prices of a Fund's shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in

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a Fund's shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell fund shares at these temporarily low market prices.

Shares of a Fund may trade at prices other than NAV. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on stock exchanges at prices close to the Fund's next calculated NAV, market prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Fund that differ significantly from its NAV. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen.

When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the "spread," that is, any difference between the bid price and the ask price. The spread varies over time for shares of a Fund based on the Fund's trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity. During times of market stress, spreads may widen causing investors to pay more.

Momentum Securities Risk. The Funds may invest in momentum securities. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. SIMC or a Sub-Adviser cannot guarantee that it will be able to identify and select investments that will result in a Fund meeting its investment objective.

New Fund Risk. The Funds are new funds with no history of operations for investors to evaluate. Investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Operational Risk. A Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. A Fund and SIMC or a Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Participation Notes (P-Notes). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Quality Stocks Risk. The Funds may invest in quality stocks. There is no guarantee that the past performance of stocks that SIMC determines are quality stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage,

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resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict. SIMC or a Sub-Adviser cannot guarantee that it will be able to identify and select investments that will result in a Fund meeting its investment objective.

Quantitative Investing Risk. A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Risk of Investing in China. China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries could have a significant impact on the economy of China. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy. There also is no guarantee that the Chinese government will not revert from its current open-market economy to an economic policy of central planning. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund, U.S. authorities and regulators to obtain or enforce a judgment in a Chinese court. In addition, periodic U.S. Government restrictions on investments in Chinese companies may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. A Fund may also be subject to additional risks related to investments in variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.

A Fund may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (China A-Shares) through the Shanghai-Hong Kong Stock Connect program and Shenzhen-Hong Kong Stock Connect program (collectively, Stock Connect), or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People's Republic of China (PRC) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock

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Connect. The underdeveloped state of PRC's investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, a Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund's performance. Because Stock Connect is relatively new, its effects on the market for trading China A-shares are uncertain. In addition, the trading, settlement and information technology systems required to operate Stock Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.

PRC regulations require that, in order to sell its China A-Shares, a Fund must pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker's possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit a Fund's ability to dispose of its China A-Shares purchased through Stock Connect in a timely manner. Additionally, Stock Connect is subject to daily quota limitations on purchases of China A-Shares. Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. A Fund's investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the Fund's shares will be registered in its custodian's name on the Central Clearing and Settlement System. This may limit the ability of the Adviser or Sub-Adviser to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A-Shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund's custodian, which may affect the quality of execution provided by such broker. Stock Connect restrictions could also limit the ability of a Fund to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares acquired through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which a Fund has exposure.

Securities Lending Risk. The Funds may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Small and Medium Capitalization Issuers Risk. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

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Value Securities Risk. The Funds may invest in value securities. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time. SIMC or a Sub-Adviser cannot guarantee that it will be able to identify and select investments that will result in a Fund meeting its investment objective.

Volatility Risk. The Funds may invest in lower volatility investments. Although SIMC seeks to construct a portfolio with lower volatility than the broad equity market, there is no guarantee that SIMC will be successful. SIMC may fail to identify securities that result in lower overall portfolio volatility, and individual securities may be subject to volatility, including price volatility. As a result, a Fund may not be any less volatile than the market as a whole, and could be more volatile over any specific period. SIMC or a Sub-Adviser cannot guarantee that it will be able to identify and select investments that will result in a Fund meeting its investment objective.

Portfolio Holdings Information

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information (SAI).

Management

Investment Adviser. SEI Investments Management Corporation (SIMC), a Securities and Exchange Commission (SEC) registered investment adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. As of March 31, 2024, SIMC had approximately $197.57 billion in assets under management.

Manager of Managers. The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board, is responsible for:

—  researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

—  allocating, on a continuous basis, a portion of the assets of a Fund among Sub-Advisers (to the extent the Fund has more than one Sub-Adviser);

—  monitoring and evaluating the Sub-Advisers' performance;

—  overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

—  monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Fund's shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

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In accordance with a separate exemptive order that the Trust and SIMC have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager (including any allocation internally managed by SIMC) is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to internal portfolio management teams and to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

The following portfolio managers are primarily responsible for the management and oversight of the Funds, as described above.

Rich Carr, CFA, serves as a Portfolio Manager for the SEI Select International Equity ETF and SEI Select Emerging Markets Equity ETF. Mr. Carr serves as a Portfolio Manager within SIMC's Investment Management Unit where he is responsible for the management of international developed markets equity funds. Previously, Mr. Carr was a Director on SEI's Manager Research team where he led the due diligence and selection process for SEI's equity fund management and separate account business. Prior to joining SEI, he worked at MFP Strategies where he managed the firm's investment process and was responsible for asset-class valuation research and investment manager due diligence. Before MFP Strategies, Mr. Carr worked for Brinker Capital where he was responsible for portfolio management and investment manager due diligence. He earned his Bachelor of Science in Finance and a minor in Economics from the University of Delaware. Mr. Carr is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

Jason Collins serves as a Portfolio Manager to the SEI Select Small Cap, SEI Select International Equity and SEI Select Emerging Markets Equity ETFs. Mr. Collins is Head of Sub-Advised Equity and the Head of the UK Investment Management Unit. In addition to lead portfolio management responsibility on various equity funds, Mr. Collins oversees resources and investment strategy for all equity portfolios. Prior to his current role, he served in a number of investment leadership roles at SEI and, before joining the firm, had gained significant experience in the fields of manager selection and portfolio management. Mr. Collins earned his Bachelor of Arts in financial services, with honors, from Bournemouth University and is a member of the CFA society.

David L. Hintz, CFA serves as a Portfolio Manager to the SEI Select Small Cap ETF. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

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SIMC, in addition to the Sub-Advisers and portfolio managers listed below, acts as adviser and portfolio manager for a portion of the assets of each Fund in a manner that they believe will help each Fund achieve its investment goals.

Eugene Barbaneagra, CFA, serves as a Portfolio Manager for the Funds and serves as a Portfolio Manager within the Investment Management Unit. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA Charterholder and a member of UK Society of Investment Professionals.

Jianan Chen, CFA, serves as a Portfolio Manager for the Funds. In this role, Mr. Chen is responsible for research and co-management of internally managed quantitative equity portfolios. Previously, he was an analyst on Schroders Quantitative Equity Product investment team, where he researched alpha signals and portfolio construction methodologies. Mr. Chen earned his Master of Science in Financial Mathematics with distinction from King's College London. He became a CFA charterholder in 2017.

Dante D'Orazio, CFA, serves as a Portfolio Manager for the Funds. Mr. D'Orazio serves as Portfolio Manager and Quantitative Analyst within SEI's Investment Management Unit. Mr. D'Orazio is responsible for the analysis and selection of equity managers that follow quantitative investment principles. Prior to joining SEI, Mr. D'Orazio was a portfolio manager at WBI Investments developing ETF implementations for the firm's investment processes. Previously, he was a portfolio manager in the quantitative hedge fund space at Double Alpha Group from 1997 to 2013 focusing on equity market neutral/statistical arbitrage strategies. Mr. D'Orazio began his career in option market making in the early '90s and later joined the Fixed Income Strategy group at Salomon Brothers. Mr. D'Orazio earned a Bachelor of Science in Computer and Information Sciences from City University of New York — Brooklyn College. Mr. D'Orazio is a CFA charter holder and a member of the CFA Institute and the CFA Society of New York.

Qi (Victor) Shang, PhD, serves as a Portfolio Manager for the Funds. In this role, Dr Shang is responsible for research and co-management of internally managed quantitative equity portfolios. Previously, he worked with BlackRock and the Vanguard Group in risk management and quantitative research. Dr Shang earned his PhD in Finance degree from London School of Economics and Political Science in 2012.

George Tyrakis, FIA, serves as a Portfolio Manager for the Funds. Mr. Tyrakis serves as a Portfolio Manager within the Investment Management Unit. Prior to joining SEI in 2014, he worked at Moody's Analytics. Mr. Tyrakis earned his Masters of Science in Applied Actuarial Science from the University of Kent. He qualified as a Fellow of the Institute and Faculty of Actuaries in 2015.

Tianyu Xu, CFA, serves as a Portfolio Manager for the Funds. In this role, Mr. Xu is responsible for research and co-management of internally managed quantitative equity portfolios. Mr. Xu earned his Bachelor of Science in Mathematics from Zhejiang University and Master of Science in Mathematics and Finance from Imperial College London. Mr. Xu is a CFA Charterholder and a member of CFA Society of the UK.

Sub-Advisers.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by

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SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC has entered into an Investment Advisory Agreement with the Funds. Pursuant to the Investment Advisory Agreement, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses. The Adviser, in turn, compensates the Sub-Advisers from the management fee it receives.

Each Fund's Management Fee is calculated daily and paid monthly. Each Fund's advisory agreement details the Management Fee and other expenses that such Fund must pay.

The following table reflects each Fund's contractual Management Fee rate (expressed as an annual rate). The rates shown are fixed rates based on each Fund's daily net assets.

Contractual Management Fee (%) (annual rate)
SEI Select Small Cap ETF	0.55%
SEI Select International Equity ETF	0.50%
SEI Select Emerging Markets Equity ETF	0.60%

A discussion regarding the basis of the Board's approval of the Funds' investment advisory and sub-advisory agreements will be available in the Funds' Form N-CSR, which will be available on the Funds' website, www.seic.com/enhancedfactorETFs, or online at sec.gov. The Funds' first annual Form N-CSR will cover the period of April 1, 2024 through March 31, 2025 and the Funds' first Semi-Annual Form N-CSR, which will cover the period from April 1, 2024 to September 30, 2024.

Sub-Advisers and Portfolio Managers.

SEI SELECT SMALL CAP ETF:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (EIP), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the SEI Select Small Cap ETF. A team of investment professionals manages the portion of the SEI Select Small Cap ETF's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

Geneva Capital Management LLC: Geneva Capital Management LLC (Geneva), located at 411 E. Wisconsin Ave. Suite 2320, Milwaukee, WI 53202, serves as a Sub-Adviser to the SEI Select Small Cap ETF. A team of investment professionals manages the portion of the SEI Select Small Cap ETF's assets allocated to Geneva. William S. (Scott) Priebe is a Managing Principal, Portfolio Manager at Geneva. He joined Geneva in 2004 and was promoted to Portfolio Manager in 2006. Mr. Priebe is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Priebe received a BA from DePauw University and an MBA in Economics & Finance from the University of Chicago. Jose Munoz,

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CFA, is a Managing Principal, Portfolio Manager at Geneva. He joined Geneva in 2011 and was promoted to Portfolio Manager in 2017. Mr. Munoz is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Munoz received a BA from Marquette University and an MBA from the University of Chicago. He is a CFA Charterholder.

Jackson Creek Investment Advisers LLC: Jackson Creek Investment Advisors LLC (Jackson Creek), located at 115 Wilcox Street, Suite 220, Castle Rock, CO 80104, serves as a Sub-Adviser to the SEI Select Small Cap ETF. John R. Riddle, CFA, Chief Investment Officer/Managing Member, manages the portion of the SEI Select Small Cap ETF's assets allocated to Jackson Creek. Mr. Riddle is responsible for portfolio management, investment research and quantitative analysis. Previously, Mr. Riddle was an equity owner at 361 Capital LLC where he served as a Portfolio Manager and Chief Investment Officer. Prior to that, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital LLC on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital LLC. Mr. Riddle has over 30 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute.

SEI SELECT INTERNATIONAL EQUITY ETF:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the SEI Select International Equity ETF. A team of investment professionals manages the portion of the SEI Select International Equity ETF's assets allocated to Lazard. Louis Florentin-Lee is a Managing Director and Portfolio Manager/Analyst on various global equity teams, International Quality Growth and US Equity Select. He was formerly the co-Portfolio Manager/Analyst for the Lazard European Explorer Fund between 2004 and 2010. He has a BSc (Hons) in Economics from the London School of Economics. Mr. Barnaby Wilson is a Managing Director and Portfolio Manager/Analyst on various global equity teams as well as International Quality Growth. Prior to joining Lazard in 1999, he worked for Orbitex Investments as a Research Analyst. Mr. Wilson has a BA (Hons) in Mathematics and Philosophy from Balliol College, Oxford University and is a CFA® charterholder. Robert Failla is a Managing Director and Portfolio Manager / Analyst on the International and Global Equity platforms and a member of the International Quality Growth portfolio management team. Prior to joining Lazard in 2003, Mr. Failla was a Portfolio Manager with AllianceBernstein. He has an MBA from NYU's Stern School of Business and a BA (Hons) from Harvard University and is a CFA charterholder. Paul Moghtader is a Managing Director and Portfolio Manager/Analyst, leading Lazard's Equity Advantage team. Prior to joining Lazard in 2007, he was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA). Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College and is a CFA® charterholder. Susanne Willumsen is a Managing Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Ms. Willumsen was Managing Director, Head of Active Equities Europe with SSgA. Ms. Willumsen received an MSc in Shipping, Trade and Finance from City University and a BSc in Management Studies from the

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University of Surrey. Taras Ivanenko is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at SSgA. He has a PhD in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute and is a CFA® charterholder. Peter Kashanek is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at SSgA. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Alex Lai is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at SSgA. He has an MSc in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor and is a CFA® charterholder. Ciprian Marin is a Director of Quantitative Research and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Prior to joining Lazard in 2008, Mr. Marin was a Senior Portfolio Manager at SSgA, managing European, UK and Global funds. Mr. Marin has an MBA in Finance from the International University of Japan and a BS in International Economics from the Academy of Economic Studies Bucharest. Mr. Marin is a Certified Investment Adviser (UK).

SEI SELECT EMERGING MARKETS EQUITY ETF:

Aikya Investment Management Ltd.: Aikya Investment Management Limited (Aikya), located at Octagon Point 5 Cheapside, London, United Kingdom EC2V 6AA, serves as a Sub-Adviser to the SEI Select Emerging Markets Equity ETF. A team of investment professionals manages the portion of the SEI Select Emerging Markets Equity ETF's assets allocated to Aikya. Ashish Swarup, Lead Portfolio Manager and Investment Analyst, joined Aikya in 2020 and worked at Aikya's predecessor business, Stewart Investors, from 2014 to 2020. During his time at Stewart Investors Mr. Swarup was the Lead Manager on the Emerging Markets and Asia Pacific strategies, including the Stewart Investors Emerging Markets Leaders Fund. Rahul Desai, Co-Portfolio Manager and Investment Analyst, joined Aikya in 2019. Prior to Aikya, Mr. Desai served as a Portfolio Manager at Fidelity Management & Research (U.K.) Inc. for the Fidelity Institutional (FIAM) EM All Cap Strategy from 2014 to 2019. He joined Fidelity in 2008 as an Emerging Markets analyst. Mr. Tom Allen, Co-Portfolio Manager and Investment Analyst, joined Aikya in 2020 and worked at Aikya's predecessor business, Stewart Investors, from 2012 to 2019. When he joined Stewart Investors, he worked in Singapore, before moving to Edinburgh to work on Asia Pacific strategies. Subsequently from 2015 to 2019, Mr. Allen joined Stewart Investors' London team where he co-managed Asia Pacific and Emerging Markets strategies.

JOHCM (USA) Inc.: JOHCM (USA) Inc. (JOHCM), located at One Congress Street, Suite 3101, Boston, MA 02114 serves as a Sub-Adviser to the SEI Select Emerging Markets Equity ETF. A team of investment professionals manages the portion of the SEI Select Emerging Markets Equity ETF's assets allocated to JOHCM. Emery Brewer is the Lead Senior Fund Manager of the JOHCM Emerging Markets Fund. Mr. Brewer has 30 years' industry experience. 23 of those years have been in Emerging Markets equity fund management, which he gained while working at Driehaus Capital Management from 1997-2007, as a private investor from 2008-2009, and after joining JOHCM in 2010. Mr. Brewer has a B.S. in Economics from the University of Utah and an M.B.A. from the University of Rochester. Dr. Ivo Kovachev is Senior Fund Manager of the JOHCM Emerging Markets Fund. Dr. Kovachev joined JOHCM in 2010 from Kinsale Capital Management, where he was Chief Investment Officer. Previously, Dr. Kovachev spent ten years at Driehaus Capital Management. Dr. Kovachev holds a Masters in Engineering in Management Information Systems from the Prague School of Economics and an M.Sc. in Technology and Innovation Management from the University

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of Sussex. In addition, Dr. Kovachev holds a Ph.D. in Industrial and Development Policy from the Open University. Dr. Kovachev is also a Fulbright Scholar, having attended the Thunderbird School of Global Management in Arizona.

Robeco Institutional Asset Management US Inc.: Robeco Institutional Asset Management US Inc. (Robeco), located at 230 Park Avenue, Suite 3330, New York, NY 10169, serves as a Sub-Adviser to the SEI Select Emerging Markets Equity ETF. A team of investment professionals manages the portion of the SEI Select Emerging Markets Equity ETF's assets allocated to Robeco. Jaap van der Hart is the Lead Portfolio Manager of Robeco's High Conviction Emerging Stars strategy. Previously, he was responsible for investments in South America, Eastern Europe, South Africa, Mexico, China and Taiwan. He started his career in the investment industry in 1994 in Robeco's Quantitative Research department and moved to the Emerging Markets Equity team in 2000. Mr. van der Hart holds an M.S. in Econometrics from Erasmus University Rotterdam. Karnail Sangha is a Portfolio Manager to Robeco's High Conviction Emerging Stars Strategy and the Lead Portfolio Manager for Emerging Smaller Companies. He is a global strategies Research Analyst with a focus on India and Pakistan. Prior to joining Robeco in 2000, Mr. Sangha was a Risk Manager/Controller at Aegon Asset Management, where he started his career in the industry in 1999. He holds an M.S. in Economics from Erasmus University Rotterdam and is a CFA® Charterholder.

The SAI provides additional information about portfolio manager compensation, other accounts that they manage, and their ownership of Fund shares.

Administrator, Custodian and Transfer Agent. SEI Investments Global Funds Services is the administrator, and Brown Brothers Harriman & Co. is the custodian and transfer agent for the Funds.

Conflicts of Interest. SIMC manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles. Side-by-side management of multiple accounts may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades.

In addition, from time to time, SIMC or its affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund for their own accounts, or may purchase shares of a Fund for the benefit of their clients, including other SEI Funds. Increasing each Fund's assets may enhance the Fund's profile with financial intermediaries and platforms, investment flexibility and trading volume. SIMC and its affiliates reserve the right, subject to compliance with applicable law, to dispose of at any time some or all of the shares of the Fund acquired for their own accounts or for the benefit of their clients. A large sale of Fund shares by SIMC or its affiliates could significantly reduce the asset size of each Fund, which might have an adverse effect on the Fund's investment flexibility or trading volume.

A further discussion of potential conflicts of interest and policies and procedures intended to mitigate them is contained in the Funds' SAI.

Dividends and Distributions

To avoid taxation of each Fund, the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually.

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Distribution Schedule. Dividends from net investment income are declared and distributed to shareholders quarterly. Distributions of net capital gains are declared and distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The date you receive your distribution may vary depending on how your intermediary processes trades. Dividend payments are made through Depository Trust Company (DTC) participants and indirect participants to beneficial owners then of record with proceeds received from each Fund. Please consult your financial intermediary for details.

How Distributions Affect each Fund's NAV. Distributions are paid to shareholders as of the record date of a distribution of each Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in each Fund's NAV. A Fund's NAV drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If a Fund's NAV was $10.00 on December 30, the Fund's NAV on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable fund do not increase the value of your investment and may create income tax obligations.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes

As with any investment, you should consider the tax consequences of investing in each Fund. The following is a general discussion of certain important federal income tax consequences of investing in a Fund and is not intended or written to be used as tax advice. The discussion does not apply to qualified tax-advantaged accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in a Fund. You should consult your tax adviser regarding the effect that an investment in a Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.

Tax Status of the Funds. Each Fund intends to elect and to qualify each year for the special tax treatment afforded to regulated investment companies (RICs) under the Internal Revenue Code. If each Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if a Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions. Distributions by each Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions from net

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investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied.

Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund's shares. Holding periods may be suspended for these purposes for stock that is hedged. Distributions that a Fund receives from an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such underlying fund.

Dividends received from REITs, certain foreign corporations, and income received "in lieu of" dividends in a securities lending transaction generally will not constitute qualified dividend income. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Fund shares. For non-corporate shareholders, long-term capital gains are generally taxable at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions from a Fund's short-term capital gains are generally taxable as ordinary income.

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Net investment income includes dividends paid by each Fund and capital gains from any sale or exchange of Fund shares. Each Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although each Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and generally should be avoided by taxable investors.

Taxes on Share Transactions. Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Assuming you hold your shares as a capital asset, any gain or loss realized upon a sale of Fund shares is generally treated as a long-term capital gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term gain or loss. Any capital loss on the sale of shares held for six months or less

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is treated as long-term capital loss to the extent distributions of long-term capital gain were paid (or treated as paid) with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. The ability to deduct capital losses may be limited.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Units at the time of the exchange plus any cash received in the exchange and (ii) the exchanger's aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between (i) the Authorized Participant's basis in the Creation Units and (ii) the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (IRS), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing "wash sales" (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Authorized Participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

A Fund may pay the redemption price for Creation Units at least partially with cash, rather than the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Non-U.S. Investors. If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, (i) a Fund's ordinary income dividends distributed to you will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of your shares of the Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding. U.S. federal income tax withholding may be required on all distributions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the IRS that they are subject to backup withholding. The current backup withholding rate is 24%.

Cost Basis Information. For shares purchased and sold from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your financial intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your financial intermediary's default method, which is often the average cost method. Please consult your tax adviser to

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determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.

Foreign Taxes. To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their "net investment income," which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

More information about taxes is in the SAI.

Shareholder Information

Each Fund issues or redeems its shares at NAV per share only in Creation Units. Shares of each Fund are listed for trading on a national securities exchange and trade on the secondary market during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Fund shares are traded on the NASDAQ under the trading symbol SEIS for SEI Select Small Cap ETF, SEIE for SEI Select International Equity ETF, and SEEM for SEI Select Emerging Markets Equity ETF. Share prices are reported in dollars and cents per share.

APs may acquire Fund shares directly from each Fund, and APs may tender their Fund shares for redemption directly to the Fund, at NAV per share, only in Creation Units and in accordance with the procedures described in the Funds' SAI.

Pricing of Fund Shares. NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

If a market quotation is readily available for the valuation of Fund investments, then it is valued by the Funds' administrator at current market value in accordance with the Funds' Pricing and Valuation Procedures. The Trust's Board of Trustees has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 under the 1940 Act (the Rule). The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the Committee) and has established a Valuation and Pricing Policy to implement the Rule and the Funds' Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the Fair Value Procedures).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a Pricing Service). If such valuations are not

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available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. These open-end investment company shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, then long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price as provided by a Pricing Service.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by a Pricing Service. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

If a security's price cannot be obtained, as noted above, or in the case of equity tranches of collateralized loan obligations (CLOs) or collateralized debt obligations (CDOs), the securities will be valued using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Committee will fair value the security using the Fair Value Procedures, as described below.

If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of CLOs/CDOs, such as those held by the Funds, are priced based upon valuations provided by a Pricing Service. Such values generally reflect the last reported sales price if the security is actively traded. The Pricing Service may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

On the first day a new debt security purchase is recorded, if a price is not available from a Pricing Service or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued at their amortized cost. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the security will be valued by an independent broker quote or fair valued by the Committee.

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Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by a Pricing Service.

The Committee and Funds' administrator, as applicable, reasonably believe that prices provided by Pricing Services are reliable. However, there can be no assurance that such Pricing Service's prices will be reliable. The Committee, who is responsible for making fair value determinations with respect to the Funds' portfolio securities, will continuously monitor the reliability of readily available market quotations obtained from any Pricing Service and shall promptly notify the Funds' administrator if the Committee reasonably believes that Pricing Service is no longer a reliable source of readily available market quotations. The Funds' administrator, in turn, will notify the Committee if it reasonably believes that a Pricing Service is no longer a reliable source for readily available market quotations.

The Fair Value Procedures provide that any change in a primary Pricing Service or a pricing methodology for investments with readily available market quotations requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing Pricing Service or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. A change in a Pricing Service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Committee in accordance with certain requirements.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Fair Value Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures, which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions, or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to any investments in foreign securities, the Funds use a third-party fair valuation vendor, which provides a fair value for such foreign securities based on certain factors and methodologies (generally involving tracking valuation correlations between the U.S. market and each foreign security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval,"

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which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds shall value the foreign securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the Funds own securities is closed for one or more days (scheduled or unscheduled) while a Fund is open, and if such securities in a Fund's portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The readily available market quotations of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security's last close and the time that the Fund calculates NAV thereby rendering the readily available market quotations as unreliable. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. The Committee is primarily responsible for the obligation to monitor for Significant Events as part of the Committee's ongoing responsibility to determine whether a Fund investment is required to be fair valued (i.e., the investment does not have a reliable readily available market quotation). The Committee may consider input from a Fund's service providers, including the Fund's administrator, if applicable and as appropriate. If the Committee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the Committee shall notify the Fund's administrator.

Distribution and Servicing Fees. The Trust has adopted a Distribution and Servicing Plan for shares of each Fund pursuant to Rule 12b-1 under the 1940 Act (the Plan). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund (12b-1 fee). However, payment of a 12b-1 fee has not been authorized at this time.

Under the terms of the Plan, the Trust is authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in each Fund.

The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of each Fund's assets on an ongoing basis, to the extent that a fee is authorized and payments are made, over time they will increase the cost of an investment in the Fund. The 12b-1 fee may cost an investor more than other types of sales charges.

Purchasing and Selling Shares. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that each Fund's share listing will continue or remain unchanged. Each Fund does not impose

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any minimum investment for shares of the Fund purchased on an exchange. Buying or selling each Fund's shares involves certain costs that apply to all securities transactions. When buying or selling shares of each Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares.

Shares of each Fund may be acquired through the Distributor or redeemed directly with the Fund only in Creation Units or multiples thereof, as discussed in the Funds' SAI. Once created, shares of each Fund generally trade in the secondary market in amounts less than a Creation Unit.

Each Fund's primary listing exchange is NASDAQ. NASDAQ is open for trading Monday through Friday and is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, the Exchange closes early on the following days: the day before Independence Day, the day after Thanksgiving and Christmas Eve.

A Business Day with respect to each Fund is each day the NASDAQ is open. Orders from APs to create or redeem Creation Units will only be accepted on a Business Day. On days when the NASDAQ closes earlier than normal, each Fund may require orders to create or redeem Creation Units to be placed earlier in the day. In addition, to minimize brokerage and other related trading costs associated with securities that cannot be readily transferred in-kind, each Fund may establish early trade cut-off times for APs to submit orders for Creation Units, in accordance with the 1940 Act. See the Funds' SAI for more information.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide additional documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if it is unable to verify your identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about your financial intermediary's Anti-Money Laundering Program.

In an effort to ensure compliance with this law, the Funds' Anti-Money Laundering Program (the Program) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Continuous Offering. The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by each Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory

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underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an unsold allotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Book Entry. Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of each Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or "street name" form.

Share Prices. The trading prices of each Fund's shares in the secondary market generally differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions, and other factors. Information regarding the intra-day net asset value of each Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund's shares are primarily listed or by market data vendors or other information providers. The intra-day net asset value calculations are estimates of the value of each Fund's NAV per Fund share based on the current market value of the securities and/or cash included in the Fund's intra-day net asset value basket. The intra-day net asset value does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by each Fund at a particular point in time. Additionally, when current pricing is not available for certain portfolio securities the intra-day indicative value may not accurately reflect the current market value of each Fund's shares or the best possible valuation of the current portfolio. For example, the intra-day net asset value is based on quotes and closing prices from the securities' local market and may not reflect events that occur subsequent to the local market's close. Therefore, the intra-day net asset value should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The intra-day net asset value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in each

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Fund's intra-day net asset value basket. Each Fund is not involved in, or responsible for, the calculation or dissemination of the intra-day net asset value and makes no representation or warranty as to its accuracy. An inaccuracy in the intra-day net asset value could result from various factors, including the difficulty of pricing portfolio instruments on an intra-day basis.

Premiums and Discounts. There may be differences between the daily market prices on secondary markets for shares of each Fund and the Fund's NAV. NAV is the price per share at which a Fund issues and redeems shares. See "Pricing of Fund Shares" above. The price used to calculate market returns (Market Price) of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding a Fund's premium/discount to NAV for the most recently completed calendar year and the most recently completed calendar quarters since that calendar year end (or the life of the Fund, if shorter) is available at www.seic.com/enhancedfactorETFs by selecting the Fund for additional details.

Bid/Ask Spread. Investors purchasing or selling shares of a Fund in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (the bid) and the lowest price a seller is willing to accept for shares of the Fund (the ask). The spread varies over time for shares of a Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity. Historical information regarding a Fund's spread over various periods of time, when available, can be accessed at www.seic.com/enhancedfactorETFs by selecting the Fund for additional details. However, because each Fund is new, it does not currently have sufficient trading history to report certain bid/ask spread information and related costs.

Investments by Other Investment Companies. The Trust and each Fund are part of the SEI family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the 1940 Act. For purposes of the 1940 Act, Fund shares are issued by a registered investment company and purchases of Fund shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by the SEC.

Excessive Trading. Unlike traditional mutual funds, the frequent trading of Fund shares generally does not disrupt portfolio management, increase a Fund's trading costs, lead to realization of capital gains by the Fund, or otherwise harm Fund shareholders. The vast majority of trading in Fund shares occurs on the secondary market. Because these trades do not involve a Fund, they do not harm the Fund or its shareholders. A few institutional investors, referred to as Authorized Participants, are authorized to purchase and redeem Fund shares directly with each Fund. Most ETFs typically effect these trades in kind (i.e., for securities and not for cash), and therefore they do not cause any of the harmful effects to the issuing fund (as previously noted) that may result from frequent cash trades. Although each Fund typically redeems its shares on an in-kind

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basis, the Fund may issue Creation Units in exchange for cash, thereby potentially subjecting the Fund and its shareholders to those harmful effects. As a result, each Fund requires Authorized Participants to pay transaction fees to cover brokerage and certain related costs when purchasing or redeeming Creation Units. Those fees are designed to protect each Fund and its shareholders from the dilutive costs associated with frequent creation and redemption activity. For these reasons, the Trustees of each Fund have determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of Fund shares. However, each Fund's policies and procedures regarding frequent purchases and redemptions may be modified by the Trustees at any time.

Funds' Website and Portfolio Holdings Information. Each Business Day, each Fund's portfolio holdings information is provided by its custodian or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. In addition, on each Business Day before commencement of trading in shares on the Exchange, each Fund will disclose on www.seic.com/enhancedfactorETFs the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund's next calculation of the NAV. Each Fund is also required to disclose its complete portfolio holdings 60 days after the end of each fiscal quarter pursuant to Form N-PORT or as part of Form N-CSR.

For additional information on these disclosures and the availability of portfolio holdings information, please refer to the Funds' SAI.

Derivative Actions. The Trust's Agreement and Declaration of Trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of a Fund unless holders of at least 10% of the outstanding shares of the Trust or 10% of the outstanding Shares of the Fund for which the action relates joins in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request. Other, than with respect to claims arising under federal securities laws, the Trustees may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

Shareholder Communications

Statements and Reports. Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing shareholder reports, including the financial statements of each Fund. These reports show each Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. Each Fund's fiscal year ends March 31.

Lost (Unclaimed/Abandoned) Accounts. It is important to maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned as undeliverable. Based upon statutory requirements for returned mail, your financial intermediary or plan sponsor is required to attempt to locate the shareholder or rightful owner of the account. If the financial intermediary or plan sponsor is unable to locate the shareholder, then the financial intermediary or plan sponsor is legally obligated to deem the property "unclaimed" or "abandoned," and subsequently escheat (or

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transfer) unclaimed property (including shares of a fund) to the appropriate state's unclaimed property administrator in accordance with statutory requirements. Further, your account may be deemed "unclaimed" or "abandoned," and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state's unclaimed property laws. The shareholder's last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

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Financial Highlights

Financial highlights for the Funds are not available because, as of the effective date of this Prospectus, the Funds have not commenced operations and therefore have no financial highlights to report.

Want to know more?

800-DIAL-SEI

Information on the Funds' net asset value, market price, premiums and discounts, and bid-ask spreads can be found at www.seic.com/enhancedfactorETFs.

Copies of the Prospectus, SAI and other information can be found on our website at www.seic.com/enhancedfactorETFs. For more information about the Funds, you may request a copy of the SAI.

The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI free of charge, please call:
800-DIAL-SEI (toll free)

SEI Investments Distribution Co.
One Freedom Valley Drive, Oaks, Pennsylvania 19456

Reports and other information about the Funds are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Funds and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

Investment Company Act File No.: 811-23754

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